Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions
13.	Related party transactions
In 2019, the Company entered into an agreement with a third-party consulting firm who also held options for common stock in the Company. Such agreement was not outstanding as of December 31, 2020. During the year ended December 31, 2020, the Company paid the third-party consulting firm $380,000 for advisory services, and the agreement expired on December 31, 2020. During the year ended December 31, 2021, the Company did not pay the third-party consulting firm for advisory services. As of December 31, 2021 and 2020, there were no open balances to the third-party consulting firm.
In March 2022, the Company entered into a Venture Loan Agreement with PSPIB, in an aggregate principal amount of $25.0 million. PSPIB is an affiliate of Public Sector Pension Investment Board which holds 46.8%, on a fully diluted basis, of
D-Wave
common shares as of December 31, 2021. For details refer to Note 17 –
Subsequent events.

DPCM Capital, Inc. [Member]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On June 22, 2020, the Company issued an aggregate of 5,750,000 shares of Class B common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000, for which the Company received payment for the Founder Shares on August 21, 2020. On August 18, 2020, the Sponsor transferred an aggregate of 80,000 Founder Shares to the Company’s independent directors for their original purchase price of approximately $0.004 per share. Subsequently, on August 27, 2020, the Sponsor transferred an aggregate of 70,000 Founder Shares to the Company’s special advisors for their original purchase price. These 150,000
Founder Shares were not subject to forfeiture in the event the underwriter’s over-allotment option was not exercised. On October 2, 2020, the Company effected a stock dividend of 1,437,500 shares with respect to the Class B common stock, resulting in an aggregate of 7,187,500 Founder Shares issued and outstanding. On October 2, 2020, the Sponsor transferred 18,750 Founder Shares to one of the Company’s special advisors. On October 20, 2020, the Company effected a stock dividend of 1,437,500 shares with respect to the Class B common stock, resulting in an aggregate of 8,625,000 Founder Shares issued and outstanding. All shares and per-share
amounts have been retroactively restated to reflect the share transactions.
The Founder Shares included an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the initial stockholders would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On December 7, 2020, the underwriter’s election to exercise its over-allotment option expired unexercised, resulting in the forfeiture of 1,125,000 shares by the Sponsor. Accordingly, there are 7,500,000 Founder Shares issued and outstanding as of June 30, 2022 and December 31, 2021.
The initial stockholders have agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned or sold until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any30-tradingday period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on October 20, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of up to $10,000 per month for office space, utilities and secretarial and administrative support. For the three and six months ended June 30, 2022, the Company incurred $30,000 and $60,000 in fees for these services, respectively. support. For the three and six months ended June 30, 2021, the Company incurred $30,000 and $60,000 in fees for these services, respectively. As of June 30, 2022 and December 31, 2021, there were $200,000 and $140,000 of administrative fees included in accounts payable and accrued expenses in the accompanying balance sheets, respectively.

Related Party Loans
On February 28, 2022, the Sponsor issued an unsecured promissory note of up to $1,000,000 to an affiliate of the Sponsor (the “Sponsor Affiliate Note”), in connection with providing the Company with additional working capital. The Sponsor Affiliate Note is not convertible and bears no interest. The Sponsor Affiliate Note is due and payable upon the earlier of the date on which the Company consummates its initial Business Combination or the date that the winding up of the Company is effective. As of June 30, 2022, the Sponsor had borrowed a total of $200,000 under the Sponsor Affiliate Note, which amount was delivered to the Company for its working capital needs.
On April 13, 2022, the Company issued an unsecured promissory note of up to $1,000,000 to the Sponsor (the “Sponsor Note”), of which $220,000 was funded by the Sponsor upon execution of the Sponsor Note, in

connection with providing the Company with additional working capital. The Sponsor Note is not convertible and bears no interest. The Sponsor Note is due and payable upon the earlier of the date on which the Company consummates its initial Business Combination or the date that the winding up of the Company is effective. As of June 30, 2022 the Company had borrowed a total of
$220,000 under the Sponsor Note.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On June 22, 2020, the Company issued an aggregate of 5,750,000 shares of Class B common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000, for which the Company received payment for the Founder Shares on August 21, 2020. On August 18, 2020, the Sponsor transferred an aggregate of 80,000 Founder Shares to the Company’s independent directors for their original purchase price of approximately $0.004 per share. Subsequently, on August 27, 2020, the Sponsor transferred an aggregate of 70,000 Founder Shares to the Company’s special advisors for their original purchase price. These 150,000 Founder Shares were not subject to forfeiture in the event the underwriter’s over-allotment option was not exercised. On October 2, 2020, the Company effected a stock dividend of 1,437,500 shares with respect to the Class B common stock, resulting in an aggregate of 7,187,500 Founder Shares issued and outstanding. On October 2, 2020, the Sponsor transferred 18,750 Founder Shares to one of the Company’s special advisors. On October 20, 2020, the Company effected a stock dividend of 1,437,500 shares with respect to the Class B common stock, resulting in an aggregate of 8,625,000 Founder Shares issued and outstanding. All shares and per-share
amounts have been retroactively restated to reflect the share transactions.
The Founder Shares included an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the initial stockholders would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On December 7, 2020, the underwriter’s election to exercise its over-allotment option expired unexercised, resulting in the forfeiture of 1,125,000 shares by the Sponsor. Accordingly, there are 7,500,000 Founder Shares issued and outstanding as of December 31, 2021 and 2020.
The initial stockholders have agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned or sold until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on October 20, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of up to $10,000 per month for office space, utilities and secretarial and administrative support. For the year ended December 31, 2021 and the period from March 24, 2020 (inception) through December 31, 2020, the Company incurred $120,000 and $20,000 for these services, respectively, of which $140,000 and $20,000 of such fees is included in accounts payable and accrued expenses in the accompanying December 31, 2021 and 2020 balance sheets, respectively.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working
Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021 and
2020
, there were no amounts outstanding under any Working Capital Loans.